PGIM Nasdaq-100 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 105.0%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $131,256)(wb)	131,256	$131,256
Options Purchased*~ 104.0%
(cost $12,826,887)		12,889,308

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $12,958,143)		13,020,564
Options Written*~ (5.0)%
(premiums received $776,011)		(617,170)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $12,182,132)		12,403,394
Liabilities in excess of other assets (0.0)%		(5,257)

Net Assets 100.0%		$12,398,137

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$6.00		200		20	$12,284,648
Invesco QQQ Trust, Series 1	Put	09/30/26	$600.37		200		20	604,660
Total Options Purchased (cost $12,826,887)								$12,889,308
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$697.93		200		20	$(322,182)
Invesco QQQ Trust, Series 1	Put	09/30/26	$528.33		200		20	(294,988)
Total Options Written (premiums received $776,011)								$(617,170)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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